Deposits and Subordinated Debt	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Deposits and Subordinated Debt
Note
4
: Deposits and Subordinated Debt
Deposits

	Payable on demand				Payable		Payable on
(Canadian $ in millions)	Interest bearing		Non-interest bearing		after notice		a fixed date (4)(5)		Total
	January 31, 2020	October 31, 2019	January 31, 2020	October 31, 2019	January 31, 2020	October 31, 2019	January 31, 2020	October 31, 2019	January 31, 2020	October 31, 2019
Deposits by:
Banks (1)	1,876	1,996	1,583	1,530	969	1,017	23,502	19,273	27,930	23,816
Business and government	31,548	29,083	33,663	33,853	86,337	85,022	196,837	195,199	348,385	343,157
Individuals	3,368	3,361	23,768	23,084	96,961	94,304	81,876	80,421	205,973	201,170
Total (2) (3)	36,792	34,440	59,014	58,467	184,267	180,343	302,215	294,893	582,288	568,143
Booked in:
Canada	29,130	27,338	50,678	49,911	93,631	90,630	185,618	181,835	359,057	349,714
United States	6,491	6,043	8,307	8,531	89,418	88,604	85,246	86,368	189,462	189,546
Other countries	1,171	1,059	29	25	1,218	1,109	31,351	26,690	33,769	28,883
Total	36,792	34,440	59,014	58,467	184,267	180,343	302,215	294,893	582,288	568,143

(1)	Includes regulated and central banks.
(2)	Includes structured notes designated at fair value through profit or loss ( Note 6 ) .
(3)
As at January 31, 2020 and October 31, 2019, total deposits payable on a fixed date included $29,015 million and $25,438 million, respectively, of federal funds purchased and commercial paper issued and other deposit liabilities. Included in deposits as at January 31, 2020 and October 31, 2019 are $289,039 million and $279,860 million, respectively, of deposits denominated in U.S. dollars, and $33,977 million and $36,680 million, respectively, of deposits denominated in other foreign currencies.

(4)
Includes $280,867 million of deposits, each greater than one hundred thousand dollars, of which $171,224 million were booked in Canada, $78,301 million were booked in the United States and $31,342 million were booked in other countries ($273,657 million, $167,294 million, $79,682 million and $26,681 million, respectively, as at October 31, 2019). Of the $171,224 million of deposits booked in Canada, $76,636 million mature in less than three months, $8,508 million mature in three to six months, $19,849 million mature in six to twelve months and $66,231 million mature after twelve months ($167,294 million, $73,027 million, $4,312 million, $22,814 million and $67,141 million, respectively, as at October 31, 2019).

(5)
Includes $18,876 million of senior unsecured debt as at January 31, 2020 subject to the Bank Recapitalization
(Bail-In)
regime ($16,248 million as at October 31, 2019). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

Subordinated Debt
During the three months ended January 31, 2020, we did not issue or redeem any subordinated debt.